Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Dec. 30, 2016	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
PGIM Income Builder Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with sales charges
Account Value	$ 15,000.31	$ 12,002.57	$ 11,559.01	$ 13,440.70	$ 11,076.45	$ 11,470.86	$ 10,332.76	$ 10,471.69		$ 9,745.53	$ 9,302.76	$ 9,549.80
PGIM Income Builder Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C with sales charges
Account Value	$ 14,568.18	11,742.36	11,397.72	13,346.79	11,079.20	11,567.62	10,485.55	10,709.20		10,037.60	9,664.70	10,000.00
PGIM Income Builder Fund Class - R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,316.23	12,280.01	11,868.88	13,825.30	11,417.29	11,866.67	10,702.56	10,874.15		10,144.09	9,716.70	10,000.00
PGIM Income Builder Fund Class - Z
Account Value [Line Items]
Line Graph and Table Measure Name	Class Z
Account Value	$ 16,096.99	12,844.88	12,342.77	14,326.97	11,771.78	12,170.49	10,921.31	11,040.04		10,253.94	9,767.17	10,000.00
PGIM Income Builder Fund Class - R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 15,543.92	12,402.97	11,917.84	13,819.99	11,353.11	11,738.22	10,543.89	10,658.37	$ 10,000.00
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.485380664715	24,598.757525359266	22,333.512239907519	12,393.188039592756	18,301.24832813584	16,681.400969214628	14,591.058436592128	13,592.51933472245	10,000	10,994.30714188321	10,519.953730900437	10,000
Bloomberg US Aggregate Bond [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,592.809012433494	$ 10,486.839334607937	$ 10,449.620972841978	$ 26,155.039154417482	$ 12,452.726889878981	$ 11,727.130974948208	$ 10,516.740366403918	$ 10,737.207833240949	$ 10,000	$ 10,641.187618460293	$ 10,195.620130567857	$ 10,000